SCHEDULE OF SALES AND MARKETING EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales And Marketing
Payroll and related expenses	$ 338	$ 686	$ 363
Professional fees	1,181	434	776
Share-based compensation	2,338	96	238
Sales and marketing expense	$ 3,857	$ 1,216	$ 1,377